Financial Risk Management - Additional Information (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Guarantees outstanding	₺ 8,836,805	₺ 6,513,114
Demand deposits	₺ 4,215,677	₺ 3,598,726